Borrowed Funds (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Ending balance	$ 16,298	$ 15,395
Average balance during the year	20,561	20,767
Maximum month-end balance during the year	25,278	24,258
Securities underlying the agreements at year end, Carrying value	28,002	26,622
Securities underlying the agreements at year end, Fair value	$ 28,002	$ 26,622
Average interest rate during the year	0.38%	0.51%
Average interest rate at year end	0.31%	0.43%